INVESTMENT IN OIL AND GAS PROPERTIES (Details)									1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 01, 2017 USD ($)	Jan. 24, 2017 USD ($)	Sep. 15, 2016 USD ($) km² m	Aug. 19, 2016 USD ($) km² item m	Jun. 30, 2016 USD ($) km² bbl	Dec. 31, 2012 USD ($)	Mar. 25, 2010 USD ($) mi² km² m	Dec. 31, 2009	Sep. 30, 2013	Feb. 29, 2012 m	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) bbl	Mar. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) km² bbl / d m bbl	Jun. 30, 2013 USD ($) bbl	Jun. 30, 2015 USD ($)	Dec. 30, 2012	Dec. 27, 2012	Jun. 30, 2010	May 20, 2010	Mar. 25, 2010 $ / km²	Mar. 25, 2010	Mar. 25, 2010 km²
Investments in oil and gas properties
Reserves | bbl					0											0
Full impairment of unproved oil and gas properties													$ 14,331,000	$ 753,000	$ 14,331,000	$ 14,331,000
Oil and Gas Properties:
Unproved Oil and Gas Properties																		$ 14,311,000
Unproved properties not subject to amortization														4,653,000				14,311,000
Guinea concession
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)			100.00%		37.00%	37.00%										37.00%			77.00%
Contract area retained (in square kilometers/square miles)			5,000	5,000			9,650																		25,000
Contract area retained as percentage of original contract area																								30.00%
Relinquishment of contract area retained as percentage of original contract area								70.00%
Contract area retained as percentage of original contract area, required to be relinquished under PSC							25.00%
Current contract area | km²					18,750											18,750
Depth below seabed required to be drilled of an exploration well (in meters) | m			2,500	2,500
Minimum depth to be reached to satisfy work requirement | m																2,500
Guinea's share of cost and profit oil (as a percent)																								62.50%
Annual training budget to be established, for the benefit of Guinea's oil industry personnel							$ 200,000
Annual surface tax, obligated to pay (in dollars per square kilometers) | $ / km²																							2.00
Royalty interest to Guinea as percentage of production																10.00%
Percentage of revenue after royalty																90.00%
Guinea's share in revenue, during the first production, after recovery cost of operations (as a percent)																75.00%
Contractor share in revenue, during the first production, after recovery cost of operations (as a percent)																25.00%
Gross expenditure cap					$ 100,000,000									100,000,000		$ 100,000,000
Gross expenditure for an appraisal well to be paid by Tullow as additional consideration					100,000,000											100,000,000
Threshold gross expenditure cap for well to be paid by the entity					100,000,000									$ 100,000,000		$ 100,000,000
Period through which additional consideration is to be paid by Tullow																90 days
Transaction costs						$ 3,300,000
Reserves | bbl														0			0
Full-Cost Ceiling Test written-down																	$ 116,800,000
Full impairment of unproved oil and gas properties					$ 14,300,000						$ 800,000	$ 200,000				$ 14,331,000
Increase in property balance resulting from capitalized cost adjustment														$ 4,700,000		$ 20,000
Oil and Gas Properties:
Unproved Oil and Gas Properties																		14,311,000
Unproved properties not subject to amortization														4,653,000				$ 14,311,000
Extension period for second exploration (in years)			1 year
Number of exploratory well in extension period | item				1
Amount receivable, if extension well not drilled				$ 46,000,000
Notice period for termination (in days)				30 days
Mutually acceptable security	$ 5,000,000	$ 5,000,000												5,000,000
Estimated amount to limit cost recovery to share of expenditures				$ 165,000,000
Agreed amount in training budget			$ 250,000	250,000
Estimated amount of unused portion of training program				$ 400,000										$ 400,000
Ownership interest (as a percent)			100.00%		37.00%	37.00%										37.00%			77.00%
Guinea concession | Tullow Guinea Ltd
Investments in oil and gas properties
Ownership interest sold (as a percent)						40.00%														40.00%
Consideration of sale of interest in PSC						$ 27,000,000
Guinea concession | Dana
Investments in oil and gas properties
Ownership interest sold (as a percent)																						23.00%
Guinea concession | Dana
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)					23.00%											23.00%					23.00%
Oil and Gas Properties:
Ownership interest (as a percent)					23.00%											23.00%					23.00%
Guinea concession | Tullow Guinea Ltd
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)					40.00%	40.00%										40.00%
Oil and Gas Properties:
Ownership interest (as a percent)					40.00%	40.00%										40.00%
Guinea concession | Minimum
Investments in oil and gas properties
Depth below seabed required to be drilled of an exploration well (in meters) | m							2,500
Expenditure required on each exploration well							$ 15,000,000
Aggregate expenditure required on exploration wells							$ 30,000,000
Area of 3D seismic required to be acquired (in square kilometers) | km²							2,000
Expenditure on acquisition of 3D seismic required to be acquired							$ 12,000,000
Guinea concession | Maximum
Investments in oil and gas properties
Extension of exploration period allowable to allow the completion of a well in process									1 year
Extension of exploration period allowable to allow the completion of appraisal of discovery made									2 years
Guinea's participating interest in development of discovery as percentage of costs																								15.00%
Guinea concession | Subsequent event
Investments in oil and gas properties
Ownership interest in Guinea Concession (as a percent)				100.00%
Contract area retained (in square kilometers/square miles) | km²				5,000
Depth below seabed required to be drilled of an exploration well (in meters) | m				2,500
Oil and Gas Properties:
Extension period for second exploration (in years)				1 year
Number of exploratory well in extension period | item				1
Amount receivable, if extension well not drilled				$ 46,000,000
Notice period for termination (in days)				30 days
Mutually acceptable security				$ 5,000,000
Estimated amount to limit cost recovery to share of expenditures				150,000,000
Agreed amount in training budget				250,000
Estimated amount of unused portion of training program				$ 500,000
Ownership interest (as a percent)				100.00%
Guinea concession | From 0 to 2,000
Investments in oil and gas properties
Guinea's share in revenue, after recovery cost of operations (as a percent)																25.00%
Contractor share in revenue, after recovery cost of operations (as a percent)																75.00%
Guinea concession | From 0 to 2,000 | Minimum
Investments in oil and gas properties
Daily production (in barrels per day) | bbl / d																0
Guinea concession | From 0 to 2,000 | Maximum
Investments in oil and gas properties
Daily production (in barrels per day) | bbl / d																2,000
Guinea concession | From 2,001 to 5,000
Investments in oil and gas properties
Guinea's share in revenue, after recovery cost of operations (as a percent)																30.00%
Contractor share in revenue, after recovery cost of operations (as a percent)																70.00%
Guinea concession | From 2,001 to 5,000 | Minimum
Investments in oil and gas properties
Daily production (in barrels per day) | bbl / d																2,001
Guinea concession | From 2,001 to 5,000 | Maximum
Investments in oil and gas properties
Daily production (in barrels per day) | bbl / d																5,000
Guinea concession | From 5,001 to 100,000
Investments in oil and gas properties
Guinea's share in revenue, after recovery cost of operations (as a percent)																41.00%
Contractor share in revenue, after recovery cost of operations (as a percent)																59.00%
Guinea concession | From 5,001 to 100,000 | Minimum
Investments in oil and gas properties
Daily production (in barrels per day) | bbl / d																5,001
Guinea concession | From 5,001 to 100,000 | Maximum
Investments in oil and gas properties
Daily production (in barrels per day) | bbl / d																100,000
Guinea concession | Over 100,001
Investments in oil and gas properties
Guinea's share in revenue, after recovery cost of operations (as a percent)																60.00%
Contractor share in revenue, after recovery cost of operations (as a percent)																40.00%
Guinea concession | Over 100,001 | Minimum
Investments in oil and gas properties
Daily production (in barrels per day) | bbl / d																100,001
Sabu-1 well | Minimum
Investments in oil and gas properties
Depth below seabed required to be drilled of an exploration well (in meters) | m										2,500